Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 240,362	$ 549,444	$ 3,347,843
Receivables and prepaid expenses	10,419	89,139	114,100
Total Current Assets	250,781	638,583	3,461,943
Non-current Assets:
Property and equipment at cost, net of accumulated depreciation	20,437	24,142	2,328
Total Assets	271,218	662,725	3,464,271
Current Liabilities:
Accounts payable	447,250	215,359	106,833
Accrued expenses and other payables	173,284	171,379	190,271
Convertible promissory notes, net	801,658
Derivative liability	478,285
Registration Rights Agreement liability	520,000	520,000
Total Current Liabilities	2,420,477	906,738	297,104
Non-current Liabilities:
Accrued severance	168,554	123,981	5,243
Total Liabilities	2,589,031	1,030,719	302,347
Commitments and Contingencies (Note 6)
Stockholders’ Deficit
Preferred A Stock, value	585	585	1,047
Common stock, value	95,699	95,699	49,545
Additional paid-in capital	19,081,548	19,042,378	16,842,037
Accumulated deficit	(21,495,645)	(19,506,656)	(13,730,705)
Total Stockholders’ Deficit	(2,317,813)	(367,994)	3,161,924
Total Liabilities and Stockholders’ Deficit	$ 271,218	$ 662,725	$ 3,464,271